Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	¥ 257,373	¥ 265,569	¥ 178,416
Financing Receivable, Troubled Debt Restructuring, Postmodification	256,425	263,450	177,246
Troubled debt restructurings that subsequently defaulted, Recorded Investment	29,825	38,521	39,450
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	68,477	168,348	39,282
Financing Receivable, Troubled Debt Restructuring, Postmodification	68,477	167,342	39,282
Troubled debt restructurings that subsequently defaulted, Recorded Investment	8,123	12,020	16,179
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	35,319	16,144	33,839
Financing Receivable, Troubled Debt Restructuring, Postmodification	35,319	16,144	33,839
Troubled debt restructurings that subsequently defaulted, Recorded Investment	11,945	13,180	9,861
Residential
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	15,291	22,484	18,121
Financing Receivable, Troubled Debt Restructuring, Postmodification	15,291	22,484	18,121
Troubled debt restructurings that subsequently defaulted, Recorded Investment	116	203	157
Card
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	22,355	20,937	20,857
Financing Receivable, Troubled Debt Restructuring, Postmodification	21,407	19,824	19,737
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,783	2,746	2,733
MUAH
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification		11,384	22,801
Financing Receivable, Troubled Debt Restructuring, Postmodification		11,384	22,763
Troubled debt restructurings that subsequently defaulted, Recorded Investment		0	3,437
Krungsri
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	94,790	14,869	18,548
Financing Receivable, Troubled Debt Restructuring, Postmodification	94,790	14,869	18,548
Troubled debt restructurings that subsequently defaulted, Recorded Investment	5,289	5,657	6,226
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	21,141	11,403	24,968
Financing Receivable, Troubled Debt Restructuring, Postmodification	21,141	11,403	24,956
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 1,569	¥ 4,715	¥ 857